Mandatorily redeemable Series C preferred shares (Details) (CAD) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Jan. 01, 2013	Dec. 31, 2014	Dec. 31, 2013
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2015		9,130
2016		15,172
2017		75,735
2018		200,171
2019		18,624
Thereafter to 2031, including redemption amount		961,143
Less current portion		(1,085)	(1,038)
Preferred Shares Series C, noncurrent		17,608	17,767
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	100
Preferred stock redemption price per share (in dollars per share)	53,400
Redeemable preferred stock fair value	18,497
Estimated discount rate used to measure fair value of conversion option	5.00%
Disclosure Estimated Dividend And Redemption Payments [Abstract]
Less amounts representing interest		(11,549)
Total Preferred shares series C		18,693
Less current portion		(1,085)
Preferred Shares Series C, noncurrent		17,608
Executives of company | Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	36
Dividends Payable | Series C Preferred Stock
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2015		1,077
2016		946
2017		895
2018		1,125
2019		1,334
Thereafter to 2031, including redemption amount		19,525
Redemption amount		5,340
Estimated dividend and redemption payments		30,242